FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Schedule of financial liabilities measured at fair value

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
Convertible Note	$—	$—	$20,007,559	$20,007,559
Derivative financial liabilities	$—	$—	$36,829,030	$36,829,030

Schedule of financial assets and financial liabilities carrying amounts

	Note	December 31, 2017	December 31, 2016	December 31, 2015
Loans and receivables
Cash and cash equivalents	6	$17,507,157	$22,954,571	$55,026,171
Cash held in escrow	7	—	70,000,000	—
Accounts receivable	8	1,334,923	3,117,474	1,736,941
Restricted cash	11	478,260	449,760	—

		$19,320,340	$96,521,805	$56,763,112

Other financial liabilities
Accounts payable and accrued liabilities	13	$1,844,955	$2,490,943	$3,077,802
Financial liabilities at fair value through profit and loss
Derivative liability from financing (current)	15	$19,997,345	$—	$—
Convertible Note (current)	15	4,261,597	—	—
Derivative liability from financing (non-current)	15	16,831,685	—	—
Convertible Note (non-current)	15	15,745,962	—	—

		$58,681,544	$—	$—